Retirement Benefit Schemes - Schedule of Movements in Scheme Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Defined Benefit Plans [Line Items]
Present value beginning balance	£ (518)
Past service cost/(credit) & settlements	(16)	£ (3)
Present value ending balance	(1,029)	(518)
Pension Schemes
Disclosure Of Defined Benefit Plans [Line Items]
Present value beginning balance	165
Present value ending balance	(378)	165
Healthcare Schemes
Disclosure Of Defined Benefit Plans [Line Items]
Present value beginning balance	(683)
Present value ending balance	(651)	(683)
Liabilities [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Present value beginning balance	12,423	13,025
Differences on exchange	(373)	338
Current service costs	96	97
Past service cost/(credit) & settlements	7	(11)
Interest on scheme liabilities	425	397
Contributions by scheme members		2
Benefits paid	(806)	(756)
Actuarial losses/(gains) arising from changes in demographic assumptions	(94)	(16)
Actuarial losses/(gains)arising from changes in financial assumptions	1,175	(596)
Experience gains	8	(57)
Present value ending balance	12,861	12,423
Liabilities [Member] | Pension Schemes
Disclosure Of Defined Benefit Plans [Line Items]
Present value beginning balance	11,562	12,077
Differences on exchange	(343)	295
Current service costs	94	95
Past service cost/(credit) & settlements	7	(10)
Interest on scheme liabilities	391	364
Contributions by scheme members		2
Benefits paid	(743)	(694)
Actuarial losses/(gains) arising from changes in demographic assumptions	(84)	(12)
Actuarial losses/(gains)arising from changes in financial assumptions	1,105	(547)
Experience gains	43	(8)
Present value ending balance	12,032	11,562
Liabilities [Member] | Healthcare Schemes
Disclosure Of Defined Benefit Plans [Line Items]
Present value beginning balance	861	948
Differences on exchange	(30)	43
Current service costs	2	2
Past service cost/(credit) & settlements		(1)
Interest on scheme liabilities	34	33
Benefits paid	(63)	(62)
Actuarial losses/(gains) arising from changes in demographic assumptions	(10)	(4)
Actuarial losses/(gains)arising from changes in financial assumptions	70	(49)
Experience gains	(35)	(49)
Present value ending balance	£ 829	£ 861